Post-employment benefits - Post-employment benefits (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Post-employment benefits [Line Items]
Present value of funded obligations	€ 1,108	€ 1,370
Present value of unfunded obligations	513	600
Net defined benefit liability (asset)	499	590
Value of reimbursement rights	6
Post-employement benefit [Member]
Post-employment benefits [Line Items]
Net defined benefit liability (asset)	499	590
Present value of defined benefit obligation [member]
Post-employment benefits [Line Items]
Net defined benefit liability (asset)	1,621	1,970	€ 2,153
Plan assets [member]
Post-employment benefits [Line Items]
Net defined benefit liability (asset)	1,122	1,380	€ 1,403
Germany [Member]
Post-employment benefits [Line Items]
Present value of funded obligations	489	606
Present value of unfunded obligations	249	316
Net defined benefit liability (asset)	261	349
Germany [Member] | Present value of defined benefit obligation [member]
Post-employment benefits [Line Items]
Net defined benefit liability (asset)	738	921
Germany [Member] | Plan assets [member]
Post-employment benefits [Line Items]
Net defined benefit liability (asset)	477	572
United States of America [Member]
Post-employment benefits [Line Items]
Present value of funded obligations	(440)	558
Present value of unfunded obligations	128	149
Net defined benefit liability (asset)	94	84
United States of America [Member] | Post-employement benefit [Member]
Post-employment benefits [Line Items]
Net defined benefit liability (asset)	94
United States of America [Member] | Present value of defined benefit obligation [member]
Post-employment benefits [Line Items]
Net defined benefit liability (asset)	568	708
United States of America [Member] | Plan assets [member]
Post-employment benefits [Line Items]
Net defined benefit liability (asset)	474	623
Other countries [Member]
Post-employment benefits [Line Items]
Present value of funded obligations	(179)	206
Present value of unfunded obligations	136	135
Net defined benefit liability (asset)	144	157
Value of reimbursement rights	6
Other countries [Member] | Present value of defined benefit obligation [member]
Post-employment benefits [Line Items]
Net defined benefit liability (asset)	315	341
Other countries [Member] | Plan assets [member]
Post-employment benefits [Line Items]
Net defined benefit liability (asset)	€ 171	€ 185